Condensed Financial Information of the Company (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Condensed Financial Information Disclosure [Abstract]
Maximum percentage of consolidated net assets	25.00%
Restricted capital and reserves	¥ 1,455,605	¥ 1,410,432